SHARE CAPITAL (Schedule of Stock Option Activity) (Details) - $ / shares	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Employees [Member]
Number of options
Options outstanding at beginning of year	849,780	402,955	312,194
Granted	135,678	468,572	90,761
Exercised	(27,399)
Expired	(1,350)
Forfeited	(18,619)	(21,747)
Options outstanding at end of year	938,090	849,780	402,955	312,194
Options exercisable at the end of the year	519,084	297,420	192,338
Weighted-average exercise price
Options outstanding at beginning of year	$ 3.45	$ 1.59	$ 1.59
Granted	10.88	4.99	1.59
Exercised	1.59
Expired	5.57
Forfeited	8.62	2.25
Options Outstanding at end of year	4.47	3.45	1.59	$ 1.59
Options exercisable at the end of the year	$ 2.53	$ 1.59	$ 1.59
Weighted-average remaining contractual term
Options outstanding	7 years 10 months 21 days	8 years 7 months 17 days	8 years 6 months 18 days	9 years 2 months 30 days
Granted	9 years 4 months 28 days	9 years 6 months 7 days	9 years 7 months 2 days
Forfeited		7 years 10 months 14 days
Options exercisable at the end of the year	6 years 8 months 26 days	7 years 5 months 27 days	9 years 7 months 2 days
Non Employees Member [Member]
Number of options
Options outstanding at beginning of year	121,680
Granted	76,895	121,680
Options outstanding at end of year	198,575	121,680
Options exercisable at the end of the year	44,793	7,614
Weighted-average exercise price
Options outstanding at beginning of year	$ 5.12
Granted	11.21	5.12
Options Outstanding at end of year	7.48	5.12
Options exercisable at the end of the year	$ 4.59	$ 1.59
Weighted-average remaining contractual term
Options outstanding	8 years 9 months 22 days	9 years 6 months 14 days
Granted	9 years 2 months 27 days	9 years 6 months 14 days
Options exercisable at the end of the year	8 years 6 months 14 days	9 years 6 months 14 days